Document and Entity Information	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	Andersen Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43014
Entity Tax Identification Number	33-4630773
Entity Address, Address Line One	333 Bush Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	764-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	ANDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002065708
Amendment Flag	false